Shareholders' Deficit (Details Narrative)							1 Months Ended				12 Months Ended
	Apr. 14, 2019 USD ($) $ / shares shares	Nov. 18, 2018 USD ($) Integer $ / shares shares	Aug. 15, 2018 $ / shares shares	Apr. 30, 2017 USD ($) $ / shares shares	Mar. 16, 2017 shares	Aug. 09, 2015	May 31, 2019 USD ($) shares	Oct. 31, 2017 USD ($) $ / shares shares	Apr. 30, 2017 USD ($) $ / shares shares	Mar. 31, 2017 shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	May 31, 2018 USD ($) shares	May 31, 2017 USD ($) shares
Preferred stock, issued | shares
Preferred stock, outstanding | shares
Warrants exercised | shares											2,477,500	4,730,906
Fair value of warrants | $											$ 499,874	$ (925,910)	$ 1,101,229
Number of ordinary shares issued, value | $							$ 12,500				$ 295,000
Stock issued during the period, shares | shares							125,000						81,432
Share price											$ 0.04
Stock-based compensation expense | $											$ 1,253,449	$ 47,672	$ 113,758
General and Administrative [Member]
Share price	$ 0.2
Stock-based compensation expense | $	$ 60,000										335,000
Marketing Expenses [Member]
Stock-based compensation expense | $											$ 420,000
NIS [Member]
Convertible stock option exercise price													$ 0.01
Ordinary shares, par value											$ 0.01	$ 0.01
Purchase Agreement [Member]
Sale of stock, value | $													$ 562,553
Service Agreements [Member]
Stock issued during the period services, shares | shares											4,500,000
Fair value exercise price											$ 0.15
Service Agreements [Member] | NIS [Member]
Ordinary shares, par value											$ 0.01
Preferred Stock [Member]
Conversion of preferred stock | shares					3,333,471
Number of ordinary shares issued, value | $
Stock issued during the period, shares | shares
Stock issued during the period services, shares | shares
Warrant [Member]
Warrants exercise price increase				$ 0.5
Warrants exercise price decrease				$ 0.4
Derivative warrant liability | $													$ 166,500
Stock issued during the period, shares | shares												600,000		4,518,406	3,106,000
Share price											$ 0.040
Holders [Member]
Preferred shares converted description						Each preferred share entitled its holder to the following rights, until such preferred share is converted into an ordinary share: (a) the right to receive notices and participate in general meetings, vote there at, receive dividends whenever they are paid on the ordinary shares and to receive liquidation dividends from the assets of the Company upon liquidation; (b) anti-dilution right that is not transferrable; and (c) the right to appoint one (1) director, provided that the holder holds 5% or more of the issued share capital of the Company. During the reported periods all the issued and outstanding preferred shares were held by the then Chief Executive Officer of the Company ("Mr. Zigdon").
Warrants exercise price increase									$ 0.5
Warrants exercise price decrease									$ 0.4
Warrants exercised | shares																722,500	1,665,000
Warrants exercised, value | $																$ 361,250	$ 666,000
Fair value of warrants | $									$ 166,500
Derivative warrant liability | $				$ 297,200					$ 297,200
Warrants expiration term																3 years
Direct and incremental costs | $																$ 36,992
Holders [Member] | Warrant [Member]
Warrants exercised | shares				1,665,000					1,665,000
Warrants exercised, value | $				$ 666,000					$ 666,000								$ 599,400
Mr. Zigdon [Member] | Preferred Stock [Member]
Conversion of preferred stock | shares										18,379
Investor [Member] | Purchase Agreement [Member]
Warrants exercise price decrease		$ 0.125
Warrants exercised | shares		600,000
Derivative warrant liability | $		$ 19,655
Number of ordinary shares issued, value | $		$ 100,000						$ 625,000			$ 295,000
Stock issued during the period, shares | shares		800,000						1,061,125			2,950,000
Warrants expiration term		3 years
Number of trading days | Integer		5
Share price											$ 0.10
Investor [Member] | Purchase Agreement [Member] | NIS [Member]
Convertible stock option exercise price								$ 0.01
Ordinary shares, par value		$ 0.01									$ 0.01
Consultant [Member]
Conversion of preferred stock | shares			620,521
Consultant [Member] | NIS [Member]
Convertible stock option exercise price			$ 0.01
Chief Executive Officer [Member]
Stock issued during the period, shares | shares	300,000
Chief Executive Officer [Member] | NIS [Member]
Ordinary shares, par value	$ 0.01